GENERAL INFORMATION (Financial Position) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 05, 2020	Dec. 31, 2019
Minimum bid price of listed securities							$ 1.00
Net loss	$ 2,888	$ 3,431	$ 3,355	$ 3,150	$ 6,319	$ 6,505
Accumulated deficit	$ 83,456				$ 83,456			$ 77,137
COVID-19 [Member]
Percentage reduction in salaries								15.00%